Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition cash acquired	$ 2.8	$ 0.3